Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
UniDev [Member]
Related Party Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Consulting services provided to the related parties		$ 46,008
b) Services provided by the related parties
Services provided by the related parties	269,966	34,995
c) Loans provided to the related parties
Loans provided to the related parties	143,810
e) Interest income received from the related parties
Interest income received from the related parties	6,342
EMIT [Member]
Related Party Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Consulting services provided to the related parties	158	6,016
b) Services provided by the related parties
Services provided by the related parties	221,584	157,762	758,976
c) Loans provided to the related parties
Loans provided to the related parties		83,651	151,783
Repayment of loans from the related parties	204,211	15,491
e) Interest income received from the related parties
Interest income received from the related parties	3,704	9,260
Fuson [Member]
Related Party Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Consulting services provided to the related parties	57,418
c) Loans provided to the related parties
Loans provided to the related parties	130,402
e) Interest income received from the related parties
Interest income received from the related parties	1,518
f) Rental income from the related party
Rental income from the related party	10,718	3,587
CLPS Lihong [Member]
Related Party Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Consulting services provided to the related parties			269,472
Total [Member]
Related Party Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Consulting services provided to the related parties	57,576	52,024	269,472
b) Services provided by the related parties
Services provided by the related parties	590,758	335,244	1,363,009
c) Loans provided to the related parties
Loans provided to the related parties	274,212	83,651	151,783
Repayment of loans from the related parties	204,211	15,491
e) Interest income received from the related parties
Interest income received from the related parties	11,564	9,260
Beijing Bright [Member]
b) Services provided by the related parties
Services provided by the related parties	$ 99,208	$ 142,487	$ 604,033